Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
June 30, 2026
Z50-NPRT1-0826
1.9884248.109
Bond Funds - 5.0%
	Shares	Value ($)
Fidelity Series International Credit Fund (a)	7	59
Fidelity Series Long-Term Treasury Bond Index Fund (a)	488,555	2,603,996
TOTAL BOND FUNDS (Cost $2,657,792)		2,604,055

Domestic Equity Funds - 52.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	239,053	6,511,808
Fidelity Series Large Cap Growth Index Fund (a)	133,036	4,161,372
Fidelity Series Large Cap Stock Fund (a)	147,105	4,342,541
Fidelity Series Large Cap Value Index Fund (a)	363,447	7,697,806
Fidelity Series Small Cap Core Fund (a)	73,070	1,186,658
Fidelity Series Small Cap Opportunities Fund (a)	39,208	792,403
Fidelity Series Value Discovery Fund (a)	148,179	2,765,013
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,122,800)		27,457,601

International Equity Funds - 42.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	64,385	1,346,940
Fidelity Series Canada Index Fund (a)	47,140	471,403
Fidelity Series Emerging Markets Fund (a)	103,494	1,579,326
Fidelity Series Emerging Markets Opportunities Fund (a)	196,388	6,311,912
Fidelity Series International Growth Fund (a)	162,295	3,500,710
Fidelity Series International Index Fund (a)	80,347	1,336,173
Fidelity Series International Small Cap Fund (a)	21,213	401,141
Fidelity Series International Value Fund (a)	205,598	3,441,711
Fidelity Series Overseas Fund (a)	214,450	3,471,939
Fidelity Series Select International Small Cap Fund (a)	3,143	48,626
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,757,467)		21,909,881

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $32,538,059)	51,971,537
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	51,971,537

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Blue Chip Growth Fund	7,587,025	715,100	3,713,344	-	1,303,670	619,357	6,511,808	239,053
Fidelity Series Canada Fund	2,457,431	378,193	1,563,685	-	243,086	(168,085)	1,346,940	64,385
Fidelity Series Canada Index Fund	-	471,403	-	-	-	-	471,403	47,140
Fidelity Series Commodity Strategy Fund	297,411	59,965	358,770	-	44,330	(42,936)	-	-
Fidelity Series Corporate Bond Fund	-	4,457	4,452	11	(5)	-	-	-
Fidelity Series Emerging Markets Fund	1,626,918	295,082	682,547	-	199,300	140,573	1,579,326	-
Fidelity Series Emerging Markets Opportunities Fund	6,519,549	1,065,299	2,767,814	-	805,657	689,221	6,311,912	-
Fidelity Series Government Bond Index Fund	-	9,030	9,030	18	-	-	-	-
Fidelity Series Government Money Market Fund	-	50,098	50,098	101	-	-	-	-
Fidelity Series International Credit Fund	58	-	-	-	-	1	59	7
Fidelity Series International Developed Markets Bond Index Fund	-	7,344	7,405	-	61	-	-	-
Fidelity Series International Growth Fund	4,304,850	431,238	1,800,227	-	172,628	392,221	3,500,710	162,295
Fidelity Series International Index Fund	1,670,013	169,676	642,471	-	110,452	28,503	1,336,173	80,347
Fidelity Series International Small Cap Fund	585,069	47,086	279,794	-	39,773	9,007	401,141	21,213
Fidelity Series International Value Fund	4,313,260	521,312	1,637,966	-	252,726	(7,621)	3,441,711	205,598
Fidelity Series Investment Grade Bond Fund	-	8,118	8,118	18	-	-	-	-
Fidelity Series Investment Grade Securitized Fund	-	3,909	3,905	9	(4)	-	-	-
Fidelity Series Large Cap Growth Index Fund	4,837,022	582,627	2,052,421	16,089	550,879	243,265	4,161,372	133,036
Fidelity Series Large Cap Stock Fund	5,094,909	619,554	1,983,468	-	273,369	338,177	4,342,541	147,105
Fidelity Series Large Cap Value Index Fund	8,960,616	1,262,129	3,678,196	-	631,930	521,327	7,697,806	363,447
Fidelity Series Long-Term Treasury Bond Index Fund	3,459,985	732,144	1,577,965	27,249	(83,024)	72,856	2,603,996	488,555
Fidelity Series Overseas Fund	4,315,999	442,395	1,720,388	-	154,375	279,558	3,471,939	214,450
Fidelity Series Select International Small Cap Fund	49,713	2,951	8,538	-	1,518	2,982	48,626	3,143
Fidelity Series Small Cap Core Fund	1,426,795	91,457	554,739	35,729	126,511	96,634	1,186,658	73,070
Fidelity Series Small Cap Opportunities Fund	881,795	114,505	352,662	-	85,227	63,538	792,403	39,208
Fidelity Series Treasury Bill Index Fund	-	174,817	174,817	349	-	-	-	-
Fidelity Series Value Discovery Fund	3,201,603	541,738	1,306,519	-	117,611	210,580	2,765,013	148,179
	61,590,021	8,801,627	26,939,339	79,573	5,030,070	3,489,158	51,971,537

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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